Convertible debt and loans payable (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [line items]
Summary of Convertible debt

	April 30, 2022 $	October 31, 2021 $
Principal of convertible note at beginning of period	100,000,000	—
Issuance of convertible notes	1,827,778	100,000,000

Principal of convertible note at end of period	101,827,778	100,000,000

Conversion feature at beginning of period	29,028,938	—
Conversion feature issued	—	27,681,043
Fair value (gain) loss on embedded derivative	(17,559,830)	1,347,895

Conversion feature at end of period	11,469,108	29,028,938

Debt component at beginning of period	71,848,900	—
Debt component issued	1,827,778	72,318,957
Transaction costs	—	(1,599,737)
Accrued interest paid in kind	(1,827,778)	—
Accrued interest expense	5,208,363	1,129,680

Debt component at end of period	77,057,263	71,848,900

Total Convertible Debt at end of period	88,526,371	100,877,838

Summary of assumptions used in stock option pricing	The assumptions used in the model were as follows:

	September 29, 2021 (issuance date)	October 31, 2021	April 30, 2022
Risk free interest rate	1.06%	1.23%	3.07%
Expected life of options	5 years	4.92 years	4.42 years
Expected dividend yield	0.0%	0.0%	0.0%
Expected stock price volatility	66%	62%	65%
Share Price	12.56	12.94	6.49

Li Cycle Holdings Corp [member]
Statement [line items]
Summary of Convertible debt

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$
Proceeds of issue of convertible debt	100,000,000	386,190	386,190
Transaction costs	(1,599,737)	—	—

Net Proceeds from issue of convertible debt	98,400,263	386,190	386,190

Conversion feature at date of issue	27,681,043	96,548	96,548
Fair value (gain) loss on embedded derivative	1,347,895	—	—
Conversion into common shares	—	(96,548)	—

Conversion feature at end of period	29,028,938	—	96,548

Debt component at date of issue (net of transaction costs)	70,719,220	289,642	289,642
Prior year interest plus accretion	—	99,549	39,212
Amortization of transaction costs	26,662	—	—
Accrued interest at 7% (2020 – 8%)	641,667	4,956	30,114
Accretion expense during the year	461,351	4,975	30,223
Conversion into common shares	—	(395,861)	—
Foreign exchange on translation	—	(3,261)	(4,984)

Debt component at end of period	71,848,900	—	384,207

Summary of Embedded Derivatives Using the Barrier Option Pricing Model	The embedded derivatives were valued using the Barrier option pricing model. The assumptions used in the model were as follows:

	September 29, 2021 (issuance date)	October 31, 2021
Risk free interest rate	1.06%	1.23%
Expected life of options	5 years	4.92 years
Expected dividend yield	0.0%	0.0%
Expected stock price volatility	66%	62%
Share Price	12.56	12.94